FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Thousands	Dec. 31, 2018 USD ($)
USD/CAD exchange rate 10% appreciation | Accounts payable and accrued liabilities
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	$ (4,905)
USD/CAD exchange rate 10% appreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	1,085
USD/CAD exchange rate 10% appreciation | Receivables and other, excluding trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	90
USD/CAD exchange rate 10% appreciation | Restricted cash
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	203
USD/CAD exchange rate 10% depreciation | Accounts payable and accrued liabilities
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	4,905
USD/CAD exchange rate 10% depreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(1,085)
USD/CAD exchange rate 10% depreciation | Receivables and other, excluding trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(90)
USD/CAD exchange rate 10% depreciation | Restricted cash
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(203)
Interest rate 1% appreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	2,049
Interest rate 1% appreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	1,087
Interest rate 1% appreciation | Other assets | Senior secured term credit facility
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(173)
Interest rate 1% depreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(1,947)
Interest rate 1% depreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(1,087)
Interest rate 1% depreciation | Other assets | Senior secured term credit facility
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	173
Commodity price 10% appreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(2,588)
Commodity price 10% appreciation | Trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	8,844
Commodity price 10% depreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	3,799
Commodity price 10% depreciation | Trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	$ (8,844)